MERRILL LYNCH
                                                               INTERNATIONAL
                                                               INDEX FUND

                               [GRAPHIC OMITTED]

                                                               Merrill Lynch
                                                               Index Funds, Inc.

                                                      STRATEGIC
                                                               Performance

                                                               Annual Report
                                                               December 31, 1998

                     Merrill Lynch International Index Fund

Officers and
Directors

Terry K. Glenn, President and Director
Jack B. Sunderland, Director
Stephen B. Swensrud, Director
J. Thomas Touchton, Director
Jay C. Harbeck, Senior Vice President
Norman R. Harvey, Senior Vice President
Jeffrey B. Hewson, Senior Vice President
Gregory Mark Maunz, Senior Vice President
Joseph T. Monagle Jr., Senior Vice President
Eric S. Mitofsky, Senior Vice President and
  Portfolio Manager
Donald C. Burke, Treasurer
Ira P. Shapiro, Secretary

Custodian

State Street Bank and Trust Company
P.O. Box 351
Boston, MA 02101

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863

Important Tax
Information

The following information summarizes all per share distributions paid by Merrill Lynch International Index Fund during the taxable year ended December 31, 1998:

===================================================================================================
                               Non-Qualifying                                Foreign
                                  Domestic      Foreign        Total          Taxes       Long-Term
 Record           Payable         Ordinary       Source       Ordinary       Paid or       Capital
  Date             Date            Income        Income        Income        Withheld       Gains
===================================================================================================
Class A
---------------------------------------------------------------------------------------------------
12/08/98         12/16/98         $.899762      $.150734      $1.050496      $.021368      $.138392
===================================================================================================
Class D
---------------------------------------------------------------------------------------------------
12/08/98         12/16/98         $.869188      $.145612      $1.014800      $.021368      $.138392
===================================================================================================

The foreign taxes paid or withheld represent taxes incurred by the Fund on dividends received by the Fund from foreign sources. Foreign taxes paid or withheld should be included as foreign source income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments. You should consult your tax adviser regarding the appropriate treatment of foreign taxes paid.

Please retain this information for your records.

                       Merrill Lynch International Index Fund, December 31, 1998

DEAR SHAREHOLDER

Fiscal Year in Review

For the year ended December 31, 1998, Merrill Lynch International Index Fund's Class A and Class D Shares had total returns of +25.65% and +25.40%, respectively. This compares to the total return of the unmanaged benchmark Morgan Stanley Capital International Europe, Australasia and Far East (MSCI
EAFE) Gross Domestic Product (GDP) Weighted Index of +26.71% for the same 12-month period. (Complete performance results can be found on pages 3 and 4 of this report to shareholders.)

During 1998, markets worldwide were subject to considerable volatility, stemming from concerns regarding the currency and financial crises in Southeast Asia. A period of relative stability in this region during the early part of 1998 allowed investors to focus on strong earnings and increased merger and acquisition activity, sending equity markets across Europe on a strong upward trend in the first quarter of 1998. Most of the major European markets produced strong double-digit gains during this period, including Spain, Italy, France and Germany, which led the MSCI Europe Index to a 20.30% gain in the first quarter of 1998. However, stock market returns for the Pacific Rim countries were much more subdued for this period, as the MSCI Pacific region's total return was only slightly positive at +3.18%. As was the case for the US equity market during the first half of 1998, total returns for the MSCI EAFE GDP Weighted Index were vastly higher in the first quarter of the year than for the second. Having finished 1997 at a level of 2575.18, the MSCI EAFE Index gained more than 400 points to close the first quarter of 1998 at 3020.77, with a total return of +17.30%. However, yet another round of concerns regarding the financial and currency crises in Asia took their toll, as their equity markets became especially unstable in the second quarter of the year. In the three months ended June 30, 1998, the Malaysian component of the MSCI EAFE Index fell by 45.9%, Singapore by 32.6%, Hong Kong by 26.9%, while the Japanese component fell by 4.6%. The major European markets once again drastically outperformed the dismal returns of the Asian markets as Germany advanced by 16.7%, France by 11.2%, and Spain by 4.2%. During June, inflationary concerns in the United Kingdom led to a particularly difficult month, with the MSCI UK Index finishing the second quarter of 1998 with a total return of -2.0%. (References to markets of all countries in this letter to shareholders correspond to those countries' stock market components in the MSCI EAFE Index and are in US dollars, unless otherwise noted.)

Double-digit declines occurred in nearly all major stock markets throughout the world during the third quarter of 1998 as the fallout from Asia's economic and currency crises led to higher levels of volatility. Global uncertainty and heightened perceptions of risk around the world caused equity markets to suffer their most serious setback since the Persian Gulf War in 1990. Some stock markets, such as the United Kingdom, fell from their highs by as much as they did during the bear market of 1987. All major markets included in the MSCI EAFE Index suffered accordingly in the third quarter. Japan was down by 15.0%; Germany declined by 15.6%; the United Kingdom fell by 11.0%; France was down by 16.4%; and Italy declined by 9.9%. The worst-performing countries in the MSCI EAFE Index during the third quarter of 1998 were Malaysia (- 38.6%), which was removed from the Index on September 30, 1998 and Norway, which declined by 29.6%. Of all MSCI EAFE countries, only Hong Kong managed to produce a positive total return for the quarter, gaining 0.6%.

In contrast to the second quarter of the year, European markets were unable to cushion the effect of the declining Asian components of the Index. On a regional basis, MSCI Europe was down by - 14.4% in the third quarter of 1998, and the MSCI Pacific Index lost - 13.7% during that same period. In contrast to the recovery posted by the US equity market during September, the malaise affecting most of the EAFE countries could not be reversed during that month. Only Australia, Malaysia and Singapore managed to recover any ground off their August lows during September. Cushioning the blow for US investors was the weakness of the US dollar, which corrected sharply relative to many of the major EAFE currencies since the end of June.

The summer sell-off in the world's equity markets was followed by an even more explosive rally in the year's fourth quarter, when strong double-digit advances occurred in nearly all major stock markets throughout the world as fears regarding the fallout from Asia's economic and currency crises began to subside. A series of coordinated interest cuts by central banks around the world followed the actions by the US Federal Reserve Board, which cut interest rates three times during the fourth quarter. These moves led to powerful equity market rallies in all major markets included in the MSCI EAFE Index, which appreciated at least 10% during the fourth quarter. These advances were topped by Finland's return of +41.7%, followed by Singapore, up by +40.3%, and Hong Kong, which posted a return of +30.7%. Powerful gains were also produced by the largest markets included in the Index, with the United Kingdom posting a total return of +14.3%, Germany up 12.3% and France advancing by 22.1%. Japan also contributed strongly to the Index during the fourth quarter with a return of +26.8%, although nearly all of this resulted from currency fluctuations as the Index (in local currency terms) advanced by only 5.1% during this period. On a regional basis, the strong showing by Japan led to a greater return contribution from the Pacific region than from Europe during the fourth quarter, as the MSCI Pacific Index had a return of +26.1%, while MSCI Europe advanced by +18.7%.

In Conclusion

We appreciate your investment in Merrill Lynch International Index Fund, and we look forward to serving your investment needs in the months and years ahead.

Sincerely,


/s/ Terry K. Glenn

Terry K. Glenn
President


/s/ Eric S. Mitofsky

Eric S. Mitofsky
Senior Vice President and
Portfolio Manager

February 16, 1999

PERFORMANCE DATA

About Fund
Performance

      Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing(SM) System, which offers two pricing alternatives:

o Class A Shares do not incur a maximum initial sales charge (front-end load) or deferred sales charge and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

o Class D Shares do not incur a maximum initial sales charge or deferred sales charge and bear no ongoing distribution fee. In addition, Class D Shares are subject to an ongoing account maintenance fee of 0.25%.

      None of the past results shown should be considered a representation of future performance. Figures shown in the "Recent Performance Results" and "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Recent
Performance
Results

                                                  12 Month         3 Month       Since Inception
                                                Total Return     Total Return     Total Return
================================================================================================
ML International Index Fund Class A Shares*         +25.65%         +20.84%         +36.27%
------------------------------------------------------------------------------------------------
ML International Index Fund Class D Shares*         +25.40          +20.71          +35.71
------------------------------------------------------------------------------------------------
MSCI EAFE Index -- GDP Weighted**                   +26.71          +21.59          +33.44
================================================================================================

* Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. The Fund commenced operations on 4/09/97.
** This unmanaged gross domestic product-weighted Index is comprised of equity securities of companies from various industrial sectors whose primary trading markets are located outside the United States and which are selected from among the larger-capitalization companies in such markets. Since inception total return is from 4/30/97 to 12/31/98.


                                     3 & 4

                       Merrill Lynch International Index Fund, December 31, 1998

PERFORMANCE DATA (concluded)

Total Return
Based on a $10,000
Investment

A line graph depicting the growth of an investment in the Fund's Class A Shares and Class D Shares compared to growth of an investment in the MSCI EAFE GDP Weighted Index:

                                                     4/09/97**            12/98
                                                     ---------            -----
ML International Index Fund+--
Class A Shares*                                       $10,000            $13,205
ML International Index Fund+--
Class D Shares*                                       $10,000            $13,151
MSCI EAFE GDP Weighted Index++--                      $10,000            $13,344

* Assuming transaction costs and other operating expenses, including advisory fees.
** The Fund commenced operations on April 9, 1997. For purposes of fair comparison of the Fund's performance relative to the Index, the line graph begins on April 30, 1997.
+ The Fund invests all of its assets in Merrill Lynch International Index Series of Merrill Lynch Index Trust. The Trust may invest in a statistically selected sample of the equity securities included in the Europe, Australia and Far East Index and other types of financial instruments.
++ This unmanaged gross domestic product-weighted Index is comprised of equity securities of companies from various industrial sectors whose primary trading markets are located outside the United States and which are selected from among the larger-capitalization companies in such markets.
      Past performance is not predictive of future results.

Average Annual
Total Return

                                                                       % Return
================================================================================
Class A Shares
================================================================================
Year Ended 12/31/98                                                     +25.65%
--------------------------------------------------------------------------------
Inception (4/09/97) through 12/31/98                                    +19.60
--------------------------------------------------------------------------------

                                                                        % Return
================================================================================
Class D Shares
================================================================================
Year Ended 12/31/98                                                     +25.40%
--------------------------------------------------------------------------------
Inception (4/09/97) through 12/31/98                                    +19.32
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES

MERRILL LYNCH
INTERNATIONAL
INDEX FUND      As of December 31, 1998
===================================================================================================
Assets:         Investment in Merrill Lynch International Index Series, at value
                  (identified cost -- $113,641,944) (Note 1a) ..................      $ 133,569,442
                Deferred organization expenses (Note 1d) .......................             13,451
                Prepaid registration fees and other assets (Note 1d) ...........             17,274
                                                                                      -------------
                Total assets ...................................................        133,600,167
                                                                                      -------------
===================================================================================================
Liabilities:    Payable to administrator (Note 2) ..............................             51,390
                Payable to distributor (Note 2) ................................              3,078
                Accrued expenses and other liabilities .........................             51,580
                                                                                      -------------
                Total liabilities ..............................................            106,048
                                                                                      -------------
===================================================================================================
Net Assets:     Net assets .....................................................       $133,494,119
                                                                                      =============
===================================================================================================
Net Assets      Class A Shares of Common Stock, $0.0001 par value, 125,000,000
Consist of:       shares authorized ............................................      $         986
                Class D Shares of Common Stock, $0.0001 par value, 125,000,000
                  shares authorized ............................................                123
                Paid-in capital in excess of par ...............................        113,428,780
                Accumulated distributions in excess of investment income --
                  net (Note 1e) ................................................           (428,199)
                Undistributed realized capital gains on investments and foreign
                  currency transactions from the Series -- net .................            564,931
                Unrealized appreciation on investments and foreign currency
                  transactions from the Series -- net ..........................         19,927,498
                                                                                      -------------
                Net assets .....................................................      $ 133,494,119
                                                                                      =============
===================================================================================================
Net Asset       Class A -- Based on net assets of $118,692,068 and 9,858,144
Value:            shares outstanding ...........................................      $       12.04
                                                                                      =============
                Class D -- Based on net assets of $14,802,051 and 1,228,751
                  shares outstanding ...........................................      $       12.05
                                                                                      =============
===================================================================================================

                See Notes to Financial Statements.


                                     4 & 5

                        Merrill Lynch International Index Fund, December 31 1998

STATEMENT OF OPERATIONS

MERRILL LYNCH
INTERNATIONAL
INDEX FUND           For the Year Ended December 31, 1998
====================================================================================================================================
Investment Income    Investment income allocated from the Series (net of
(Notes 1b & 1c):       $219,810 foreign withholding tax) ....................................                          $  2,201,354
                     Expenses allocated from the Series .....................................                              (297,183)
                                                                                                                       ------------
                     Net investment income from the Series ..................................                             1,904,171
                                                                                                                       ------------
====================================================================================================================================
Expenses:            Administration fee (Note 2) ............................................      $    275,261
                     Transfer agent fees (Note 2) ...........................................            90,656
                     Registration fees (Note 1d) ............................................            71,555
                     Printing and shareholder reports .......................................            46,152
                     Account maintenance fee -- Class D (Note 2) ............................            41,326
                     Professional fees ......................................................             7,053
                     Amortization of organization expenses (Note 1d) ........................             4,139
                     Accounting services (Note 2) ...........................................             1,200
                     Other ..................................................................             1,906
                                                                                                   ------------
                     Total expenses before reimbursement ....................................           539,248
                     Reimbursement of expenses (Note 2) .....................................           (57,566)
                                                                                                   ------------
                     Total expenses after reimbursement .....................................                               481,682
                                                                                                                       ------------
                     Investment income -- net ...............................................                             1,422,489
                                                                                                                       ------------
====================================================================================================================================
Realized &           Realized gain (loss) from the Series on:
Unrealized Gain        Investments -- net ...................................................        11,039,864
(Loss) From the        Foreign currency transactions -- net .................................           (21,965)         11,017,899
Series -- Net:                                                                                     ------------
                     Change in unrealized appreciation on investments and foreign currency
                       transactions from the Series -- net ..................................                            19,554,453
                                                                                                                       ------------
                     Net realized and unrealized gain on investments and foreign currency
                       transactions from the Series .........................................                            30,572,352
                                                                                                                       ------------
                     Net Increase in Net Assets Resulting from Operations ...................                          $ 31,994,841
                                                                                                                       ============
====================================================================================================================================

                     See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

MERRILL LYNCH                                                                                       For the         For the Period
INTERNATIONAL                                                                                      Year Ended      April 9, 1997+ to
INDEX FUND           Increase (Decrease) in Net Assets:                                           Dec. 31, 1998      Dec. 31, 1997
====================================================================================================================================
Operations:          Investment income -- net ...............................................      $  1,422,489        $  1,446,154
                     Realized gain on investments and foreign currency transactions from
                       the Series -- net ....................................................        11,017,899           2,058,988
                     Change in unrealized appreciation on investments and foreign currency
                       transactions from the Series -- net ..................................        19,554,453             373,045
                                                                                                   ------------        ------------
                     Net increase in net assets resulting from operations ...................        31,994,841           3,878,187
                                                                                                   ------------        ------------
====================================================================================================================================
Dividends &          Investment income -- net:
Distributions to       Class A ..............................................................        (1,103,767)         (1,258,141)
Shareholders           Class D ..............................................................          (108,053)           (188,013)
(Note 1e):           In excess of investment income -- net:
                       Class A ..............................................................          (351,648)           (183,280)
                       Class D ..............................................................           (34,425)            (27,389)
                     Realized gain on investments from the Series -- net:
                       Class A ..............................................................        (9,430,008)         (1,638,854)
                       Class D ..............................................................        (1,190,493)           (294,727)
                                                                                                   ------------        ------------
                     Net decrease in net assets resulting from dividends and distributions
                       to shareholders ......................................................       (12,218,394)         (3,590,404)
                                                                                                   ------------        ------------
====================================================================================================================================
Capital Share        Net increase (decrease) in net assets derived from capital share
Transactions           transactions .........................................................       (22,007,983)        135,412,872
(Note 4):                                                                                          ------------        ------------
====================================================================================================================================
Net Assets:          Total increase (decrease) in net assets ................................        (2,231,536)        135,700,655
                     Beginning of period ....................................................       135,725,655              25,000
                                                                                                   ------------        ------------
                     End of period ..........................................................      $133,494,119        $135,725,655
                                                                                                   ============        ============
====================================================================================================================================

                   + Commencement of operations.

                     See Notes to Financial Statements.


                                     6 & 7

                        Merrill Lynch International Index Fund, December 31 1998

FINANCIAL HIGHLIGHTS

               The following per share data and ratios                      Class A                           Class D
               have been derived from information provided    ----------------------------------  ----------------------------------
MERRILL LYNCH  in the financial statements.                   For the Year      For the Period      For the Year    For the Period
INTERNATIONAL                                                     Ended        April 9, 1997+ to       Ended       April 9, 1997+ to
INDEX FUND     Increase (Decrease) in Net Asset Value:        Dec. 31, 1998@@    Dec. 31, 1997    Dec. 31, 1998@@    Dec. 31, 1997
====================================================================================================================================

Per Share      Net asset value, beginning of period .........    $  10.56           $  10.00           $ 10.56          $ 10.00
Operating                                                        --------           --------           -------          -------
Performance:   Investment income -- net .....................         .15                .10               .13              .15
               Realized and unrealized gain on investments
                 and foreign currency transactions from
                 the Series -- net ..........................        2.52                .75              2.51              .67
                                                                 --------           --------           -------          -------
               Total from investment operations .............        2.67                .85              2.64              .82
                                                                 --------           --------           -------          -------
               Less dividends and distributions:
                 Investment income -- net ...................        (.12)              (.12)             (.09)            (.10)
                 In excess of investment income -- net ......        (.04)              (.02)             (.03)            (.01)
                 Realized gain on investments from the
                   Series -- net ............................       (1.03)              (.15)            (1.03)            (.15)
                                                                 --------           --------           -------          -------
               Total dividends and distributions ............       (1.19)              (.29)            (1.15)            (.26)
                                                                 --------           --------           -------          -------
               Net asset value, end of period ...............    $  12.04           $  10.56           $ 12.05          $ 10.56
                                                                 ========           ========           =======          =======
====================================================================================================================================
Total          Based on net asset value per share ...........       25.65%              8.45%@           25.40%            8.22%@
Investment                                                       ========           ========           =======          =======
Return:
====================================================================================================================================
Ratios to      Average Expenses, net of reimbursement++ .....         .64%               .86%*             .89%            1.11%*
Net Assets:                                                      ========           ========           =======          =======
               Expenses++ ...................................         .76%              1.10%*            1.02%            1.35%*
                                                                 ========           ========           =======          =======
               Investment income -- net .....................        1.26%              1.64%*            1.14%            1.67%*
                                                                 ========           ========           =======          =======
====================================================================================================================================
Supplemental   Net assets, end of period (in thousands) .....    $118,692           $115,190           $14,802          $20,536
Data:                                                            ========           ========           =======          =======
====================================================================================================================================

            *  Annualized.
            +  Commencement of operations.
            ++ Includes the Fund's share of the Series' allocated expenses. @ Aggregate total investment return.
            @@ Based on average shares outstanding.

               See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

MERRILL LYNCH
INTERNATIONAL
INDEX FUND

1. Significant Accounting Policies:

Merrill Lynch International Index Fund (the "Fund") is part of Merrill Lynch Index Funds, Inc. (the "Corporation"). The Fund is registered under the Investment Company Act of 1940 as a non-diversified mutual fund. The Fund seeks to achieve its investment objective by investing all of its assets in Merrill Lynch International Index Series (the "Series") of Merrill Lynch Index Trust, which has the same investment objective as the Fund. The value of the Fund's investment in the Series reflects the Fund's proportionate interest in the net assets of the Series. The performance of the Fund is directly affected by the performance of the Series. The financial statements of the Series, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund's financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management accruals and estimates. The Fund offers two classes of shares, Class A Shares and Class D Shares. Shares of Class A and Class D are sold without the imposition of a front-end or deferred sales charge. Both classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class D Shares bear certain expenses related to the account maintenance of such shares and have exclusive voting rights with respect to matters relating to its account maintenance expenditures. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments -- Valuation of securities is discussed in Note 1a of the Series' Notes to Financial Statements, which is included elsewhere in this report.

(b) Income -- The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Series, less all actual and accrued expenses of the Fund determined in accordance with generally accepted accounting principles.

(c) Income taxes -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(d) Prepaid registration fees and deferred organization expenses -- Prepaid registration fees are charged to expense as the related shares are issued. Deferred organization expenses are charged to expense on a straight-line basis over a period not exceeding five years.

(e) Dividends and distributions -- Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions in excess of net investment income and realized capital gains are due primarily to differing tax treatments for post-October losses.

(f) Investment transactions -- Investment transactions are accounted for on a trade date basis.

(g) Reclassification -- Generally accepted accounting principles require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. Accordingly, current year's permanent book/tax differences of $42,126 have been reclassified between undistributed net realized capital gains and accumulated distributions excess of net investment income.

These reclassifications have no effect on net assets or net asset values per share.

2. Transactions with Affiliates:

The Corporation has entered into an Administrative Services Agreement with Merrill Lynch Asset Management, L.P. ("MLAM"). The general partner of MLAM is Princeton Services, Inc. ("PSI"), a wholly-owned subsidiary of ML & Co., which is the limited partner. The Fund pays a monthly fee at an annual rate of 0.24% of the Fund's average daily net assets for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Fund. For the year ended December 31, 1998, MLAM earned fees of $275,261, of which $57,566 was voluntarily waived.

The Corporation has also entered into a Distribution Agreement and Distribution Plan with Merrill Lynch Funds Distributor ("MLFD" or "Distributor"), a division of Princeton Funds Distributor, Inc. ("PFD"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc. Pursuant to the Distribution Plan adopted by the Corporation in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance fees. The fees are accrued daily and paid monthly at the annual rate of 0.25% based upon the average daily net assets of Class D Shares.

Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), also provides account maintenance services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class D shareholders.

Financial Data Services, Inc. ("FDS"), an indirect wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Accounting services are provided to the Fund by MLAM at cost.

Certain officers and/or directors of the Fund are officers and/or directors of MLAM, PSI, PFD, FDS, and/or ML & Co.

3. Investments:

Increases and decreases in the Fund's investment in the Series for the year ended December 31, 1998 were $36,452,280 and $71,069,894, respectively.

4. Capital Share Transactions:

Net increase (decrease) in net assets derived from capital share transactions was $(22,007,983) and $135,412,872 for the year ended December 31, 1998 and for the period April 9, 1997 to December 31, 1997, respectively.

Transactions in capital shares for each class were as follows:

--------------------------------------------------------------------------------
Class A Shares for the Year                                           Dollar
Ended December 31, 1998                             Shares            Amount
--------------------------------------------------------------------------------
Shares sold ................................       5,652,758       $ 64,794,136
Shares issued to shareholders in reinvest-
ment of dividends and distributions ........         910,386         10,606,003
                                                  ----------       ------------
Total issued ...............................       6,563,144         75,400,139
Shares redeemed ............................      (7,618,229)       (89,230,079)
                                                  ----------       ------------
Net decrease ...............................      (1,055,085)      $(13,829,940)
                                                  ==========       ============
--------------------------------------------------------------------------------


                                      8 & 9

                       Merrill Lynch International Index Fund, December 31, 1998

NOTES TO FINANCIAL STATEMENTS (concluded)

MERRILL LYNCH
INTERNATIONAL
INDEX FUND

--------------------------------------------------------------------------------
Class A Shares for the Period                                         Dollar
April 9, 1997+ to December 31, 1997                 Shares            Amount
--------------------------------------------------------------------------------
Shares sold ................................      13,557,058      $ 146,212,922
Shares issued to shareholders in reinvest-
ment of dividends and distributions ........         282,548          3,003,483
                                                  ----------      -------------
Total issued ...............................      13,839,606        149,216,405
Shares redeemed ............................      (2,927,627)       (32,681,148)
                                                  ----------      -------------
Net increase ...............................      10,911,979      $ 116,535,257
                                                  ==========      =============
--------------------------------------------------------------------------------

+ Prior to April 9, 1997 (commencement of operations), the Fund issued 1,250 shares to MLAM for $12,500.

--------------------------------------------------------------------------------
Class D Shares for the Year                                           Dollar
Ended December 31, 1998                              Shares           Amount
--------------------------------------------------------------------------------
Shares sold ................................         444,487      $   5,440,002
Shares issued to shareholders in reinvest-
ment of dividends and distributions ........          98,508          1,148,598
                                                  ----------      -------------
Total issued ...............................         542,995          6,588,600
Shares redeemed ............................      (1,258,899)       (14,766,643)
                                                  ----------      -------------
Net decrease ...............................        (715,904)     $  (8,178,043)
                                                  ==========      =============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class D Shares for the Period                                        Dollar
April 9, 1997+ to December 31, 1997                  Shares          Amount
--------------------------------------------------------------------------------
Shares sold ................................       2,975,922      $  30,254,277
Shares issued to shareholders in reinvest-
ment of dividends and distributions ........          44,774            475,948
                                                  ----------      -------------
Total issued ...............................       3,020,696         30,730,225
Shares redeemed ............................      (1,077,291)       (11,852,610)
                                                  ----------      -------------
Net increase ...............................       1,943,405      $  18,877,615
                                                  ==========      =============
--------------------------------------------------------------------------------

+ Prior to April 9, 1997 (commencement of operations), the Fund issued 1,250 shares to MLAM for $12,500.

INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders,
Merrill Lynch Index Funds, Inc.:

We have audited the accompanying statement of assets and liabilities of Merrill Lynch International Index Fund (one of the series constituting Merrill Lynch Index Funds, Inc.) as of December 31, 1998, the related statements of operations for the year then ended and changes in net assets and the financial highlights for the year then ended and the period April 9, 1997 (commencement of operations) to December 31, 1997. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of mate-rial misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Merrill Lynch International Index Fund of Merrill Lynch Index Funds, Inc. as of December 31, 1998, the results of its operations, the changes in its net assets, and the financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

Deloitte & Touche LLP
Princeton, New Jersey
February 18, 1999

SCHEDULE OF INVESTMENTS

                     Merrill Lynch International Index Series
                     ================================================================================
                                                                               Shares         Value
COUNTRY              Investments                                                Held        (Note 1a)
=====================================================================================================
Australia            AMP Limited (a)                                           11,700      $  148,356
                     Australian Gas Light Company Limited                      13,800          99,480
                     Boral Limited                                             52,100          74,131
                     Broken Hill Proprietary Company Limited                   42,100         310,330
                     CSR Limited                                               41,600         101,798
                     Coca-Cola Amatil Limited                                  19,800          73,832
                     Coca-Cola Beverages PLC (a)                               18,100          33,313
                     Coles Myer Limited                                        26,000         136,337
                     Foster's Brewing Group Limited                            66,700         180,809
                     National Australia Bank Limited                           29,000         437,528
                     The News Corporation Limited                              39,500         261,149
                     The News Corporation Limited (Preferred)                  25,400         154,688
                     Normandy Mining Limited                                   60,300          55,843
                     North Limited                                             42,900          69,986
                     Orica Limited                                             19,000          98,931
                     Pacific Dunlop Limited                                    64,900         105,080
                     Pioneer International Limited                             40,800          86,328
                     Rio Tinto Limited                                         12,100         143,632
                     Santos Limited                                            27,700          74,409
                     Schroders Property Fund                                  107,300         175,047
                     Smith (Howard) Limited                                    12,800          84,751
                     TABCORP Holdings Limited                                  20,500         125,727
                     WMC Limited                                               35,400         106,817
                     Westpac Banking Corporation Limited                       41,200         275,926
                     --------------------------------------------------------------------------------
                     Total Investments in Australia (Cost -- $3,791,986) -- 2.3%            3,414,228
=====================================================================================================
Austria              Bank Austria AG                                            8,000         406,616
                     Flughafen Wien AG                                          3,200         156,945
                     Generali Holding Vienna AG                                   700         171,867
                     Mayr-Melnhof Karton AG                                     1,950          91,100
                     OMV AG                                                     2,350         221,377
                     Oesterreichische Elektrizitaetswirtschafts
                       AG "Verbund" (Class A)                                   2,750         420,119
                     VA Technologie AG                                          1,500         129,923
                     Wienerberger Baustoffindustrie AG                          1,100         218,687
                     --------------------------------------------------------------------------------
                     Total Investments in Austria (Cost -- $1,822,772) -- 1.2%              1,816,634
=====================================================================================================
Belgium              Barco NV                                                     640         179,682
                     Bekaert NV                                                   159          78,695
                     Cimenteries CBR Cementbedrijven                            1,940         190,912
                     Delhaize "Le Lion" SA                                      2,720         239,329
                     Electrabel SA                                              1,370         598,755
                     Fortis (a)(b)                                              1,170         421,606
                     Generale de Banque SA                                        390         182,301
                     Glaverbel SA                                                 650          85,601
                     Groupe Bruxelles Lambert SA                                  910         184,370
                     PetroFina SA                                                 920         419,392
                     Royale Belge                                                 470         189,088
                     Solvay SA                                                  2,580         193,407
                     Union Miniere SA                                           1,160          43,915
                     --------------------------------------------------------------------------------
                     Total Investments in Belgium (Cost -- $2,178,018) -- 2.0%              3,007,053
=====================================================================================================
Denmark              A/S Dampskibsselskabet Svendborg (Class B)                    26         263,596
                     D/S 1912 (Class B)                                            33         230,824
                     Danisco A/S                                                2,130         115,506
                     Den Danske Bank Group                                      1,502         201,856
                     Novo Nordisk A/S (Class B)                                 2,190         289,154
                     TeleDenmark A/S (Class B)                                  4,030         544,132
                     Unidanmark A/S (Class A)                                   1,845         166,752
                     --------------------------------------------------------------------------------
                     Total Investments in Denmark (Cost -- $1,314,889) -- 1.2%              1,811,820
=====================================================================================================


                                     10 & 11

                       Merrill Lynch International Index Fund, December 31, 1998

                     Merrill Lynch International Index Series (continued)
                     ================================================================================
                                                                               Shares         Value
COUNTRY              Investments                                                Held        (Note 1a)
=====================================================================================================
Finland              Kesko OYJ                                                  4,300      $   64,122
                     Merita PLC                                                17,500         110,566
                     Nokia OYJ (Class A)                                        7,700         936,721
                     Nokia OYJ (Class K)                                        2,800         340,626

                     ================================================================================
                                                                            Shares Held/       Value
                     Investments                                            Face Amount      (Note 1a)
                     ================================================================================
                     Outokumpu OYJ                                              5,900          54,178
                     Sampro Insurance Company PLC (Class A)                     1,800          68,341
                     UPM-Kymmene OYJ                                            5,100         142,098
                     --------------------------------------------------------------------------------
                     Total Investments in Finland (Cost -- $718,480) -- 1.1%                1,716,652

                     ================================================================================
                                                                               Shares         Value
COUNTRY              Investments                                                Held        (Note 1a)
=====================================================================================================
France               Accor SA                                                     800         173,207
                     Air Liquide                                                2,181         400,008
                     Alcatel Alsthom Cie Generale d'Electricite SA              3,950         483,440
                     Axa                                                        7,900       1,144,989
                     Banque Nationale de Paris (BNP)                            5,200         428,193
                     Bouygues SA                                                  750         154,598
                     Canal Plus                                                   750         204,654
                     Carrefour SA                                                 950         717,170
                     Compagnie de Saint Gobain                                  2,200         310,591
                     Compagnie Financiere de Paribas                            4,000         347,630
                     Compagnie Generale des Etablissements Michelin (Class B)   3,500         139,970
                     Comptoirs Modernes                                            40          25,766
                     Danone                                                     1,800         515,326
                     Elf Aquitaine SA                                           6,650         768,676
                     Eridania Beghin-Say SA                                       700         121,119
                     France Telecom SA                                         19,150       1,521,391
                     Havas SA                                                   2,100         194,643
                     Imetal SA                                                    600          60,121
                     LVMH (Louis Vuitton Moet Hennessy)                         2,100         415,589
                     L'Oreal SA                                                 1,700       1,228,908
                     Lafarge SA (Ordinary)                                      2,500         237,533
                     Lagardere SCA                                              3,200         135,989

                     ================================================================================
                                                                            Shares Held/       Value
                     Investments                                            Face Amount      (Note 1a)
                     ================================================================================
                     Legrand SA                                                   650         172,249
                     PSA Peugeot Citroen                                        1,300         201,210
                     Pathe                                                        400         111,654
                     Pernod Ricard                                              1,700         110,419
                     Pinault-Printemps-Redoute SA                               2,700         515,970
                     Promodes                                                     550         399,950
                     Rallye, 3% due 1/01/2003  (Convertible)            Frf       537          39,876
                     Rallye, 4.50% due 1/01/2005 (Convertible)          Frf       537          62,552
                     Rhone-Poulenc SA                                           8,850         455,430
                     SEITA                                                      1,750         109,596
                     Sagem SA                                                     120          79,446
                     Sanofi SA                                                  2,750         452,699
                     Schneider SA                                               3,800         230,501
                     Sidel SA                                                   1,050          89,055
                     Societe BIC SA                                             1,550          85,977
                     Societe Generale (Class A)                                 2,450         396,738
                     Sodexho Alliance                                             800         178,932
                     Suez Lyonnaise des Eaux                                    2,850         585,431
                     Thomson-CSF SA                                             3,000         128,831
                     Total SA (Class B)                                         5,950         602,591
                     Usinor SA                                                  6,600          73,278
                     Valeo SA                                                   1,800         141,843
                     Vivendi                                                    3,200         830,247
                     --------------------------------------------------------------------------------
                     Total Investments in France (Cost -- $11,078,588) -- 10.4%            15,783,986

                     ================================================================================
                                                                               Shares         Value
COUNTRY              Investments                                                Held        (Note 1a)
=====================================================================================================
Germany              AMB Aachener & Muenchener
                       Beteiligungs AG                                          1,250         183,824
                     Adidas-Salomon AG                                          1,400         152,101
                     Allianz AG                                                 6,450       2,365,516
                     Axa Colonia Konzern AG                                     1,050         119,118
                     BASF AG                                                   18,350         700,516
                     Bayer AG                                                  20,850         870,419
                     Beiersdorf AG                                              3,450         238,145
                     Buderus AG                                                   240          87,443
                     Continental AG                                             4,500         124,250
                     DaimlerChrysler AG (a)                                    19,313       1,906,907
                     Degussa AG                                                 3,100         170,351
                     Deutsche Bank AG                                          14,650         862,204
                     Deutsche Lufthansa AG                                     11,850         261,753
                     Deutsche Telekom AG                                       64,000       2,105,162
                     Dresdner Bank AG                                          13,850         581,933
                     Friedrich Grohe AG (Preferred)                               300          79,232
                     Heidelberger Zement AG                                     2,000         156,062
                     Hochtief AG                                                3,150         122,899
                     HypoVereinsbank                                           15,287       1,197,451
                     Karstadt AG                                                  410         214,106
                     Linde AG                                                     350         215,336

                     ================================================================================
                                                                            Shares Held/       Value
                     Investments                                            Face Amount      (Note 1a)
                     ================================================================================
                     MAN AG                                                       410         120,588
                     Mannesmann AG                                             10,800       1,238,175
                     Merck KGaA                                                 6,400         288,115
                     Metro AG                                                   6,700         534,874
                     Muenchener Rueckversicherungs-
                       Gesellschaft AG (Registered)                             2,250       1,089,886
                     Preussag AG                                                  500         225,990
                     RWE AG                                                     9,250         506,640
                     RWE AG (Preferred)                                         5,050         184,298
                     SAP AG (Systeme, Anwendungen,
                       Produkte in der Datenverarbeitung)                       1,775         767,107
                     SAP AG (Systeme, Anwendungen,
                       Produkte in der Datenverarbeitung) (Preferred)           1,000         477,311
                     SGL Carbon AG                                                800          48,019
                     Schering AG                                                2,350         295,161
                     Siemens AG                                                15,700       1,013,055
                     Thyssen AG                                                 1,200         222,641
                     VEBA AG                                                   13,600         813,878
                     Viag AG                                                      750         439,826
                     Volkswagen AG                                              8,200         654,622
                     Volkswagen AG (Preferred)                                  2,200         109,604
                     --------------------------------------------------------------------------------
                     Total Investments in Germany (Cost -- $16,737,607) -- 14.3%           21,744,518

                     ================================================================================
                                                                               Shares         Value
COUNTRY              Investments                                                Held        (Note 1a)
=====================================================================================================
Hong Kong            CLP Holdings Limited                                      27,000         134,531
                     Cheung Kong (Holdings) Ltd.                               36,000         259,071
                     Hang Seng Bank Limited                                    21,200         189,508

                     ================================================================================
                                                                            Shares Held/       Value
                     Investments                                            Face Amount      (Note 1a)
                     ================================================================================
                     Hong Kong Telecommunications Ltd.                        123,400         215,837
                     Hutchison Whampoa Limited                                 40,000         282,694
                     Sun Hung Kai Properties Ltd.                              32,000         233,384
                     --------------------------------------------------------------------------------
                     Total Investments in Hong Kong (Cost -- $1,359,928) -- 0.9%            1,315,025

                     ================================================================================
                                                                               Shares         Value
COUNTRY              Investments                                                Held        (Note 1a)
=====================================================================================================
Ireland              Allied Irish Banks PLC                                    23,100         412,893
                     CRH PLC                                                   14,000         241,294

                     ================================================================================
                                                                            Shares Held/       Value
                     Investments                                            Face Amount      (Note 1a)
                     ================================================================================
                     Greencore Group PLC                                       29,000         133,573
                     Jefferson Smurfit Group PLC                               42,000          75,508
                     --------------------------------------------------------------------------------
                     Total Investments in Ireland (Cost -- $612,568) -- 0.6%                  863,268
=====================================================================================================
Italy                Assicurazioni Generali                                    35,400       1,477,677
                     Banca Commerciale Italiana                                75,400         520,000
                     Banca Popolare di Milano (BPM)                            13,000         117,967
                     Banka Intesa SpA                                          33,100         198,540
                     Benetton Group SpA                                        95,400         192,185
                     Bulgari SpA                                               13,300          79,253
                     Burgo (Cartiere) SpA                                      12,600          81,027
                     ENI SpA                                                  322,800       2,109,038
                     Edison SpA                                                30,900         363,865
                     Fiat SpA                                                 153,600         533,372
                     Fiat SpA (Preferred)                                      51,000          98,267
                     Fiat SpA (RNC)                                            42,200          84,247
                     Istituto Bancario San Paolo di Torino                     61,765       1,091,070
                     Istituto Nazionale delle Assicurazioni (INA)             175,600         463,699
                     Italcementi SpA                                            9,700         106,800

                     ================================================================================
                                                                            Shares Held/       Value
                     Investments                                            Face Amount      (Note 1a)
                     ================================================================================
                     Italgas SpA                                               37,200         201,303
                     Mediaset SpA                                              50,200         406,945
                     Mediobanca SpA                                            22,300         309,610
                     Montedison SpA (a)                                       218,700         290,409
                     Olivetti SpA                                             126,700         440,729
                     Parmalat Finanziaria SpA                                  81,000         154,846
                     Pirelli SpA                                               78,100         250,175
                     Riunione Adriatica di Sicurta SpA                         16,300         236,168
                     Sirti SpA                                                 22,400         135,105
                     Telecom Italia Mobile (TIM) SpA                           66,800         314,400
                     Telecom Italia Mobile (TIM) SpA                          267,200       1,972,075
                     Telecom Italia SpA                                        38,500         242,226
                     Telecom Italia SpA                                       148,500       1,266,697
                     Unicredito Italiano SpA                                  108,200         641,149
                     Unione Immobiliare SpA (a)                               175,600          91,571
                     --------------------------------------------------------------------------------
                     Total Investments in Italy (Cost -- $8,570,924) -- 9.5%               14,470,415
=====================================================================================================


                                     12 & 13

                       Merrill Lynch International Index Fund, December 31, 1998

                     Merrill Lynch International Index Series (continued)
                     ================================================================================
                                                                               Shares         Value
COUNTRY              Investments                                                Held        (Note 1a)
=====================================================================================================
Japan                The 77 Bank, Ltd.                                         12,000      $  120,266
                     Acom Co., Ltd.                                             5,100         328,390
                     Advantest Corporation                                      2,800         177,809
                     Ajinomoto Co., Inc.                                       25,000         266,075
                     Alps Electric Co., Ltd.                                    5,000          92,018
                     Aoyamma Trading Co., Ltd.                                  4,400         123,317
                     The Asahi Bank, Ltd.                                      85,000         312,106
                     Asahi Breweries Limited                                   12,000         177,206
                     Asahi Chemical Industry Co., Ltd.                         55,000         262,927
                     Asahi Glass Company, Limited                              35,000         217,605
                     Autobacs Seven Co., Ltd.                                   1,300          43,814
                     Bank of Tokyo-Mitsubishi, Ltd.                           148,000       1,535,787
                     The Bank of Yokohama, Ltd.                                38,000          91,335
                     Bridgestone Corporation                                   25,000         568,736
                     CSK CORPORATION                                            1,300          29,978
                     Canon, Inc.                                               28,000         599,734
                     Casio Computer Co., Ltd.                                  10,000          73,969
                     The Chiba Bank Ltd.                                       30,000         119,468
                     Chugai Pharmaceutical Co., Ltd.                           24,000         240,532
                     Citizen Watch Co.                                         17,000         102,528
                     Cosmo Oil Co., Ltd.                                       48,000          72,798
                     Credit Saison Co., Ltd.                                    3,800          93,863
                     Dai Nippon Printing Co., Ltd.                             22,000         351,610
                     The Daiei, Inc.                                           20,000          54,457
                     The Daimaru, Inc.                                         22,000          66,341
                     Dainippon Ink and Chemicals, Inc.                         36,000          98,661
                     Dainippon Screen Mfg. Co., Ltd.                            5,000          12,506
                     Daiwa House Industry Co., Ltd.                            19,000         202,723
                     Daiwa Securities Co. Ltd.                                 53,000         181,446
                     Denso Corporation                                         10,000         185,366
                     East Japan Railway Company                                   115         643,592
                     Ebara Corporation                                         15,000         129,446
                     Eisai Company, Ltd.                                       10,000         195,122
                     Fanuc Ltd.                                                 7,600         260,860
                     The Fuji Bank, Limited                                    94,000         346,820
                     Fuji Photo Film                                           15,000         558,758
                     Fujikura Ltd.                                              7,000          37,623
                     Fujita Kanko Inc.                                          1,000           8,896
                     Fujitsu Limited                                           61,000         814,235
                     The Gunma Bank Ltd.                                       12,000          95,468
                     Hankyu Department Stores, Inc.                             2,000          13,144
                     Hirose Electric Co. Ltd.                                   1,300          91,202
                     Hitachi Ltd.                                             116,000         720,177
                     Honda Motor Co., Ltd.                                     30,000         987,140
                     Hoya Corporation                                           2,000          97,561
                     The Industrial Bank of Japan, Limited                     72,000         332,701
                     Isetan Company Ltd.                                        7,000          75,246
                     Ito-Yokado Co., Ltd.                                      10,000         700,665
                     Itochu Corporation                                        59,000         114,075
                     JUSCO Co., Ltd.                                           12,000         243,193
                     Japan Airlines Company, Ltd. (JAL)                        55,000         145,366
                     Japan Energy Corp.                                        72,000          68,328
                     The Joyo Bank, Ltd.                                       30,000         117,605
                     KOKUYO CO., LTD                                            5,000          67,450
                     Kajima Corporation                                        78,000         204,080
                     Kaneka Corporation                                        24,000         180,293
                     Kansai Electric Power Company, Inc.                       30,000         658,537
                     Kao Corporation                                           20,000         452,328
                     Kawasaki Heavy Industries Ltd.                            66,000         155,122
                     Kawasaki Steel Corporation                               158,000         236,825
                     Keihin Electric Express Railway Co., Ltd.                 50,000         157,428
                     Kinden Corporation                                        21,000         319,982
                     Kirin Brewery Company, Ltd.                               40,000         510,865
                     Komatsu Ltd.                                              36,000         189,339
                     Konami Co., Ltd.                                           1,300          37,703
                     Kubota Corp.                                              57,000         170,368
                     Kurita Water Industries Ltd.                               2,000          29,410
                     Kyocera Corporation                                        6,700         354,758
                     Lion Corporation                                          66,000         275,707
                     Marubeni Corporation                                      94,000         161,738
                     Marui Co., Ltd.                                           12,000         231,486
                     Matsushita Electric Industrial Company, Ltd.              68,000       1,205,605
                     Minebea Co., Ltd.                                         10,000         114,767
                     Mitsubishi Chemical Corporation                           72,000         151,982
                     Mitsubishi Corporation                                    45,000         259,424
                     Mitsubishi Electric Corporation (a)                       97,000         305,410
                     Mitsubishi Estate Company Limited                         39,000         350,395
                     Mitsubishi Heavy Industries, Ltd.                        118,000         460,488
                     Mitsubishi Logistics Corp.                                 3,000          35,122
                     Mitsubishi Materials Corporation                          63,000         106,164
                     Mitsubishi Trust & Banking Corp.                          33,000         212,780
                     Mitsui & Co., Ltd.                                        52,000         291,016
                     Mitsui Fudosan Co., Ltd.                                  19,000         144,080
                     Mitsui Marine and Fire Insurance Company, Ltd.            35,000         184,701
                     Mitsui Mining & Smelting Co., Ltd.                        12,000          59,282
                     Mitsui O.S.K. Lines                                       53,000          85,552
                     The Mitsui Trust & Banking Co., Ltd.                      52,000          59,494
                     Mitsukoshi, Ltd.                                          11,000          29,268
                     Murata Manufacturing Co., Ltd.                             7,000         291,175
                     Mycal Corporation                                         15,000          89,667
                     NAMCO LTD                                                  1,300          26,173
                     NEC Corporation                                           50,000         461,197
                     NKK Corporation                                          174,000         118,829
                     NSK Limited                                               24,000          89,827
                     Nankai Electric Railway Co., Ltd.                         50,000         252,328
                     The Nichido Fire & Marine Insurance Co., Ltd.             15,000          73,836
                     Nikon Corporation                                         10,000          97,561
                     Nippon COMSYS Corporation                                  5,000          68,248
                     Nippon Express Co., Ltd.                                  64,000         361,011
                     The Nippon Fire & Marine Insurance Co., Ltd.              14,000          51,654
                     Nippon Light Metal Co., Ltd.                              48,000          50,235
                     Nippon Oil Co. (a)                                        44,000         153,756
                     Nippon Paper Industries Co.                               30,000         136,763
                     Nippon Steel Corporation                                 291,000         529,091
                     Nippon Telegraph & Telephone Corporation (NTT)               437       3,379,726
                     Nippon Yusen Kabushiki Kaisha                             45,000         142,483
                     Nissan Motor Co., Ltd.                                    83,000         254,705
                     Nissin Food Products                                       3,000          75,698
                     Nomura Securities Co., Ltd.                               63,000         550,377
                     Noritake Co., Ltd.                                         2,000          10,359
                     Obayashi Corporation                                      19,000          91,335
                     Oji Paper Co., Ltd.                                       41,000         213,455
                     Omron Corporation                                          7,000          96,106
                     Orix Corporation                                           2,000         149,712
                     Osaka Gas Co.                                             72,000         248,408
                     Pioneer Electronic Corporation                             5,000          84,035
                     Rohm Company Ltd.                                          3,000         273,792
                     SHIMANO INC                                                5,000         129,268
                     SMC Corporation                                            2,000         160,000
                     The Sakura Bank, Ltd.                                    127,000         291,734
                     Sankyo Company, Ltd.                                      15,000         328,603
                     Sanyo Electric Co., Ltd.                                  87,000         270,067
                     Secom Co., Ltd.                                            3,000         249,047
                     Sega Enterprises Ltd.                                      3,800          84,426
                     Seino Transportation Co., Ltd.                            19,000         108,860
                     Sekisui Chemical Co., Ltd.                                16,000         107,849
                     Sekisui House, Ltd.                                       24,000         254,368
                     Sharp Corporation                                         38,000         343,432
                     Shimizu Corporation                                       73,000         245,384
                     Shin-Etsu Chemical Co., Ltd.                              12,000         289,490
                     Shiseido Company, Limited                                 14,000         180,293
                     The Shizuoka Bank, Ltd.                                   20,000         247,450
                     Sony Corporation                                          13,300         970,812
                     Sumitomo Bank, Ltd.                                       95,000         977,384
                     Sumitomo Chemical Co., Ltd.                               81,000         316,098
                     Sumitomo Corporation                                      33,000         160,976
                     Sumitomo Electric Industries                              28,000         315,636
                     Sumitomo Heavy Industries, Ltd.                           24,000          50,235
                     The Sumitomo Marine & Fire Insurance Co., Ltd.            22,000         139,707
                     Sumitomo Metal Industries Ltd.                            83,000          94,962
                     Taisho Pharmaceutical Company, Ltd.                        8,000         220,665
                     Taiyo Yuden Co., Ltd.                                      2,000          23,734
                     Takara Shuzo Co., Ltd.                                     2,000          11,938
                     Takashimaya Co., Ltd.                                     11,000          92,780
                     Takeda Chemical Industries                                26,000       1,003,104
                     Toho Co., Ltd.                                             1,300         178,483
                     Tohoku Electric Power Co., Inc.                           28,900         512,639
                     The Tokai Bank Ltd.                                       63,000         298,377
                     Tokio Marine & Fire Insurance Co., Ltd.                   33,000         395,122
                     Tokyo Broadcasting System, Inc.                            5,000          56,009
                     Tokyo Dome Corporation                                     3,000          16,018
                     Tokyo Electric Power (a)                                  51,800       1,281,792
                     Tokyo Electron Limited                                     3,000         114,146
                     Tokyo Gas Co.                                            130,000         342,439
                     Tokyu Corporation                                         31,000          81,659
                     Toppan Printing Co., Ltd.                                 22,000         269,268
                     Toray Industries, Inc.                                    50,000         261,641
                     Tostem Corporation                                         8,000         158,936
                     Toto Limited                                              10,000          80,443
                     Toyo Seikan Kaisha, Ltd.                                   7,000         119,078
                     Toyoda Automatic Loom Works, Ltd.                         10,000         177,295
                     Toyota Motor Corporation                                 120,000       3,267,406
                     Uny Co., Ltd.                                              6,000         109,889
                     Wacoal Corp.                                              15,000         193,304
                     The Yamaguchi Bank, Ltd.                                   7,000          66,182
                     Yamaha Corporation                                         7,000          72,639
                     Yamanouchi Pharmaceutical Co., Ltd.                       15,000         484,257
                     Yamato Transport Co., Ltd.                                15,000         210,200
                     Yamazaki Baking Co., Ltd.                                 10,000         130,643
                     The Yasuda Trust & Banking Co., Ltd. (a)                  36,000          27,778
                     Yokogawa Electric Corporation                             14,000          69,534
                     --------------------------------------------------------------------------------
                     Total Investments in Japan (Cost -- $50,716,114) -- 31.1%             47,114,564
=====================================================================================================


                                     14 & 15

                       Merrill Lynch International Index Fund, December 31, 1998

                     Merrill Lynch International Index Series (continued)
                     ================================================================================
                                                                               Shares         Value
COUNTRY              Investments                                                Held        (Note 1a)
=====================================================================================================
Netherlands          ABN AMRO Holding N.V                                      14,700      $  309,103
                     Akzo Nobel N.V                                             4,200         191,163
                     Elsevier NV                                                8,900         124,605
                     Heineken N.V                                               4,950         297,764
                     ING Groep N.V                                              9,300         566,862
                     KPN N.V                                                    6,300         315,252
                     Koninklijke Ahold N.V                                      6,300         232,750
                     Koninklijke (Royal) Philips Electronics N.V                3,800         254,884
                     Royal Dutch Petroleum Company                             19,200         955,656
                     TNT Post Group N.V                                         6,300         202,901
                     Unilever N.V                                               6,500         555,363
                     Wolters Kluwer N.V                                           900         192,505
                     --------------------------------------------------------------------------------
                     Total Investments in the Netherlands (Cost -- $3,060,908) -- 2.8%      4,198,808
=====================================================================================================
New Zealand          Brierley Investments Limited                             138,800          31,501
                     Carter Holt Harvey Limited                                89,000          79,856
                     Fletcher Challenge Building                               34,900          53,971
                     Fletcher Challenge Energy                                 13,000          24,701
                     Fletcher Challenge Paper                                  50,300          33,716
                     Lion Nathan Limited                                       24,700          62,967
                     Telecom Corporation of New Zealand Limited                86,900         378,393
                     --------------------------------------------------------------------------------
                     Total Investments in New Zealand (Cost -- $846,392) -- 0.4%              665,105
=====================================================================================================
Norway               Christiania Bank Og Kreditkasse                           31,700         109,877
                     Den Norske Bank ASA                                       36,535         126,156
                     Dyno Industrier ASA (OSLO)                                 7,200         106,821
                     Elkem ASA                                                  5,600          66,907
                     Kvaerner PLC                                               2,700          53,174
                     Merkantildata ASA                                          5,893          58,029
                     NCL Holdings (a)                                          11,902          28,128
                     Norsk Hydro ASA                                           12,867         434,165
                     Orkla ASA                                                  6,900         102,823
                     Petroleum Geo-Services (a)                                 3,700          47,121
                     Storebrand ASA (a)                                        15,200         114,751
                     Tomra Systems ASA                                          2,779          91,216
                     --------------------------------------------------------------------------------
                     Total Investments in Norway (Cost -- $1,593,551) -- 0.9%               1,339,168
=====================================================================================================
Portugal             Banco Comercial Portugues, S.A. (BCP)                      6,500         199,839
                     Banco Espirito Santo e Comercial de Lisboa, S.A            4,950         153,635
                     Cimpor-Cimentos de Portugal, SGPS, S.A                     3,750         119,707
                     EDP-- Electricidade de Portugal, S.A                      13,200         290,627
                     Jeronimo Martins, SGPS, S.A                                2,400         131,295
                     Portugal Telecom S.A                                       6,000         275,101
                     --------------------------------------------------------------------------------
                     Total Investments in Portugal (Cost -- $1,126,715) -- 0.8%             1,170,204
=====================================================================================================
Singapore            City Developments Limited                                 16,900          73,300
                     Creative Technology (a)                                    1,600          22,615
                     DBS Land Limited                                          91,300         134,582
                     Keppel Corporation Ltd.                                   93,000         249,354
                     Oversea-Chinese Banking Corporation Ltd. 'Foreign' (a)    51,600         350,573
                     Singapore Airlines Ltd. 'Foreign'                         26,200         192,308
                     Singapore Telecommunications Limited                     126,000         192,611
                     United Overseas Bank Ltd. 'Foreign'                       33,000         212,193
                     --------------------------------------------------------------------------------
                     Total Investments in Singapore (Cost -- $1,096,990) -- 0.9%            1,427,536
=====================================================================================================
Spain                Acerinox, S.A                                              2,500           58,158
                     Argentina, Caja Postal y Banco Hipotecario
                       de Espana, S.A                                          13,200         341,451
                     Autopistas, Concesionari Espanola S.A                      9,800         162,793
                     Banco Bilbao Vizcaya, S.A                                 48,900         774,442
                     Banco Central Hispanoamericano (BCH)                      25,800         305,997
                     Banco Santander, S.A                                      23,800         472,415
                     Corporacion Financiera Alba, S.A                             700         116,773
                     Endesa, S.A                                               25,300         669,585
                     Fomento de Construcciones y Contratas, S.A                 2,400         178,222
                     Gas Natural SDG, S.A. (Class E)                            4,000         433,589
                     Iberdrola, S.A                                            22,800         426,086
                     Repsol, S.A. (a)                                           8,400         447,582
                     Tabacalera, S.A. (Class A)                                 6,000         153,516
                     Telefonica, S.A                                           23,600       1,048,188
                     Telefonica, S.A. (Rights) (b)                             23,600          20,931
                     Union Electrica Fenosa, S.A                                9,700         168,984
                     --------------------------------------------------------------------------------
                     Total Investments in Spain (Cost -- $3,352,028) -- 3.8%                5,778,712
=====================================================================================================
Sweden               ABB AB (A Shares)                                         11,900         127,335
                     Astra AB (A Shares)                                       18,300         374,657
                     Drott AB (B Shares) (a)                                    2,700          24,883
                     Electrolux AB                                              7,300         125,974
                     Hennes & Mauritz AB (H&M) (B Shares)                       3,200         262,055
                     Skandia Forsakrings AB                                     9,100         139,588
                     Skandinaviska Enskilda Banken (S E B) (Class A)            8,400          88,844
                     Skanska AB (B Shares)                                      2,700          75,150
                     Svenska Cellulosa AB (B Shares)                            4,800         105,099
                     Svenska Handelsbanken (A Shares)                           3,400         143,843
                     Telefonaktiebolaget LM Ericsson (Class B)                 24,900         594,485
                     Volvo AB (B Shares)                                        5,200         119,647
                     --------------------------------------------------------------------------------
                     Total Investments in Sweden (Cost -- $1,692,199) -- 1.4%               2,181,560
=====================================================================================================
Switzerland          ABB AG (Bearer)                                              105         123,169
                     Credit Suisse Group (Registered)                           1,740         272,568
                     Nestle SA (Registered Shares)                                235         511,949
                     Novartis AG (Registered Shares)                              360         708,197
                     Roche Holding AG                                              44         537,297
                     Schweizerische Rueckversicherungs-
                       Gesellschaft (Swiss Re) (Registered)                       105         273,956
                     Swisscom AG (Registered) (a)                                 400         167,577
                     UBS AG                                                     1,295         398,171
                     Zurich Allied AG                                             390         288,984
                     --------------------------------------------------------------------------------
                     Total Investments in Switzerland (Cost -- $2,241,285) -- 2.2%          3,281,868
=====================================================================================================
United Kingdom       Abbey National PLC                                        14,300         306,079
                     Allied Zurich PLC (a)                                     16,150         240,792
                     BG PLC                                                    41,700         263,015
                     BTR PLC                                                   42,968          88,611
                     Barclays PLC                                              14,700         316,841
                     Bass PLC                                                  11,996         174,567
                     The Boots Company PLC                                     13,700         233,199
                     British Aerospace PLC                                     18,700         158,454
                     British Airways PLC                                       15,200         102,444
                     British American Tobacco PLC (a)                          16,150         141,950
                     British Petroleum Company PLC                             53,100         792,588
                     British Sky Broadcasting Group PLC ("BSkyB") (a)          20,200         153,359
                     British Telecommunications PLC                            61,600         927,657
                     Burmah Castrol PLC                                        12,500         178,783
                     Cable & Wireless PLC                                      25,900         318,319
                     Cadbury Schweppes PLC                                     15,700         267,634
                     Carlton Communications PLC                                20,200         185,778
                     Diageo PLC                                                25,837         293,912
                     EMI Group PLC                                             15,300         102,291
                     General Electric Company PLC                              34,100         307,661
                     Glaxo Wellcome PLC                                        33,000       1,134,966
                     Granada Group PLC                                         11,800         208,511
                     The Great University Stores PLC                           13,400         141,179
                     HSBC Holdings PLC                                         17,000         429,745
                     HSBC Holdings PLC                                          8,700         235,844
                     Imperial Chemical Industries PLC                          10,400          90,113
                     J Sainsbury PLC                                           22,200         177,866
                     Kingfisher PLC                                            19,000         205,551
                     Lloyds TSB Group PLC                                      49,400         702,444
                     Lucas Varity PLC                                          26,900          89,698
                     Marks & Spencer PLC                                       30,600         209,798
                     National Grid Group PLC                                   24,825         198,072
                     National Power PLC                                        15,200         130,946
                     Pearson PLC                                                9,100         180,551
                     Peninsular and Oriental Stream Navigation Company         13,900         164,247
                     Prudential Corporation PLC                                20,400         307,890
                     Railtrack Group PLC                                        7,900         206,406
                     Rank Group PLC                                            22,900          88,167
                     Reed International PLC                                    15,000         117,249
                     Reuters Group PLC                                         19,406         203,650
                     Rio Tinto PLC (Registered)                                13,300         154,613
                     Royal Bank of Scotland Group PLC                          10,500         167,641
                     Royal & Sun Alliance Insurance Group PLC                  18,100         147,726
                     Scottish & Newcastle PLC                                  13,500         151,999
                     Scottish Power PLC                                        18,100         185,881
                     SmithKline Beecham PLC                                    52,000         726,442
                     Tesco PLC                                                 75,616         215,359
                     Unilever PLC                                              33,900         379,995
                     Vodafone Group PLC                                        33,000         535,651
                     Zeneca Group PLC                                           9,800         426,529
                     --------------------------------------------------------------------------------
                     Total Investments in the United Kingdom
                       (Cost -- $10,965,974) -- 9.2%                                       13,868,663
=====================================================================================================


                                     16 & 17

                       Merrill Lynch International Index Fund, December 31, 1998

SCHEDULE OF INVESTMENTS (concluded)

                     Merrill Lynch International Index Series (concluded)
                     ================================================================================
SHORT-TERM            Face                                                                  Value
SECURITIES           Amount                          Issue                                (Note 1a)
=====================================================================================================
Commercial           $2,000,000  Delaware Funding Corp., 5.60% due 1/05/1999            $   1,998,756
Paper*                1,254,000  General Motors Acceptance Corp., 5.13% due 1/04/1999       1,253,464
                     --------------------------------------------------------------------------------
                                 Total Investments in Commercial Paper
                                   (Cost-- $3,252,220)-- 2.1%                               3,252,220
=====================================================================================================
US Government                    Federal Home Loan Mortgage Corporation (c):                  198,367
Agency Obligations*     200,000    4.90% due 3/02/1999
                        200,000    4.86% due 4/06/1999                                        197,435
                        200,000  Federal National Mortgage Association,
                                   4.89% due 2/05/1999 (c)                                    199,049
                     --------------------------------------------------------------------------------
                     Total Investments in US Government Agency Obligations
                       (Cost-- $594,851) -- 0.4%                                              594,851
=====================================================================================================
                     Total Investments in Short-Term Securities
                       (Cost -- $3,847,071) -- 2.5%                                         3,847,071
=====================================================================================================
                     Total Investments (Cost -- $128,724,987) -- 99.5%                    150,816,858
                     Unrealized Appreciation on Forward Foreign Exchange
                       Contracts -- Net** -- 0.0%                                              13,763
                     Variation Margin on Financial Futures Contracts*** -- 0.0%                15,833
                     Other Assets Less Liabilities -- 0.5%                                    673,781
                                                                                        -------------
                     Net Assets -- 100.0%                                               $ 151,520,235
                                                                                        =============
=====================================================================================================

                 (a) Non-income producing security.
                 (b) The rights may be exercised until March 30, 1999.
                 (c) Security held as collateral in connection with open
                     financial futures contracts.
                 * Commercial Paper and certain US Government Agency Obligations are traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase by the Series.
                 ** Forward foreign exchange contracts as of December 31, 1998 were as follows:

--------------------------------------------------------------------------------
                                                                    Unrealized
Foreign                                                            Appreciation
Currency                                Expiration                (Depreciation)
Purchased                                  Date                      (Note 1b)
--------------------------------------------------------------------------------
A$       1,900,000                     January 1999                   $ 5,643
DM       2,968,340                     January 1999                     6,516
Frf      1,750,000                     January 1999                     1,735
HK$      9,200,000                     January 1999                      (207)
GBP        360,000                     January 1999                    (3,985)
Lit    350,000,000                     January 1999                       560
Pta     90,000,000                     January 1999                     2,200
Skr        650,000                     January 1999                      (361)
(Y)      6,685,500                     January 1999                     1,662
--------------------------------------------------------------------------------
Total Unrealized Appreciation on Forward
Foreign Exchange Contracts -- Net
(US$ Commitment -- $6,021,060)                                        $13,763
                                                                      =======
--------------------------------------------------------------------------------
                 *** Financial futures contracts purchased as of December 31,
                     1998 were as follows:

--------------------------------------------------------------------------------
Number of                                        Expiration           Value
Contracts       Issue              Exchange         Date         (Notes 1a & 1b)
--------------------------------------------------------------------------------
   18          Hang Seng             HKFE        January 1999       $1,175,696
    8           IBEX 35              MEFF        January 1999          558,305
   10            OMX                 OMLX        January 1999           87,273
    6            DTB                 DAX          March 1999         1,823,770
    6           FTSE                 LIFFE        March 1999           585,544
    9            CAC                 MATIF        March 1999           317,529
    1           MIB 30               MSE          March 1999           214,211
    3         Nikkei 300             OSAKA        March 1999            57,100
   29       All Ordinaries           SFE          March 1999         1,272,567
--------------------------------------------------------------------------------
Total Financial Futures Contracts Purchased
(Total Contract Price -- $5,859,092)                                $6,091,995
                                                                    ==========
--------------------------------------------------------------------------------

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

MERRILL LYNCH
INTERNATIONAL
INDEX SERIES         As of December 31, 1998
====================================================================================================================================
Assets:              Investments, at value (identified cost -- $128,724,987) (Note 1a) ......                          $ 150,816,858
                     Unrealized appreciation on forward foreign exchange contracts (Note 1b)                                  13,763
                     Foreign cash (Note 1c) .................................................                                101,165
                     Receivables:
                       Dividends ............................................................      $  368,917
                       Contributions ........................................................         356,519
                       Securities sold ......................................................         171,749
                       Variation margin (Note 1b) ...........................................          15,833                913,018
                                                                                                   ----------
                     Deferred organization expenses (Note 1f) ...............................                                  8,536
                     Other assets ...........................................................                                 34,225
                                                                                                                       -------------
                     Total assets ...........................................................                            151,887,565
                                                                                                                       -------------
====================================================================================================================================
Liabilities:         Payables:
                       Withdrawals ..........................................................         174,489
                       Custodian bank .......................................................          97,836
                       Investment adviser (Note 2) ..........................................          13,554                285,879
                                                                                                   ----------
                     Accrued expenses and other liabilities .................................                                 81,451
                                                                                                                       -------------
                     Total liabilities ......................................................                                367,330
                                                                                                                       -------------
====================================================================================================================================
Net Assets:          Net assets .............................................................                           $151,520,235
                                                                                                                       =============
====================================================================================================================================
Net Assets           Partners' capital ......................................................                           $129,166,792
Consist of:          Unrealized appreciation on investments and foreign currency
                       transactions -- net ..................................................                             22,353,443
                                                                                                                       -------------
                     Net assets .............................................................                          $ 151,520,235
                                                                                                                       =============
====================================================================================================================================

                     See Notes to Financial Statements.


                                     18 & 19

                       Merrill Lynch International Index Fund, December 31, 1998

STATEMENT OF OPERATIONS

MERRILL LYNCH
INTERNATIONAL
INDEX SERIES         For the Year Ended December 31, 1998
====================================================================================================================================
Investment Income    Dividends (net of $249,645 foreign withholding tax) ....................                          $   1,955,714
(Notes 1d & 1e):     Interest and discount earned ...........................................                                531,070
                                                                                                                       -------------
                     Total income ...........................................................                              2,486,784
                                                                                                                       -------------
====================================================================================================================================
Expenses:            Investment advisory fees (Note 2) ......................................      $    142,489
                     Custodian fees .........................................................           126,249
                     Accounting services (Note 2) ...........................................            50,646
                     Professional fees ......................................................            42,091
                     Pricing fees ...........................................................            17,516
                     Amortization of organization expenses (Note 1f) ........................             2,627
                     Trustees' fees and expenses ............................................             1,650
                     Other ..................................................................            39,660
                                                                                                   ------------
                     Total expenses before reimbursement ....................................           422,928
                     Reimbursement of expenses (Note 2) .....................................           (87,182)
                                                                                                   ------------
                     Total expenses .........................................................                                335,746
                                                                                                                       -------------
                     Investment income -- net ...............................................                              2,151,038
                                                                                                                       -------------
====================================================================================================================================
Realized &           Realized gain (loss) from:
Unrealized Gain        Investments -- net ...................................................        11,510,481
(Loss) on              Foreign currency transactions -- net .................................          (105,068)          11,405,413
Investments &                                                                                      ------------
Foreign Currency     Change in unrealized appreciation/depreciation on:
Transactions -- Net    Investments -- net ...................................................        21,790,345
(Notes 1b, 1c,         Foreign currency transactions -- net .................................           146,491           21,936,836
1e & 3):                                                                                           ------------        -------------
                     Net realized and unrealized gain on investments and foreign currency
                       transactions .........................................................                             33,342,249
                                                                                                                       -------------
                     Net Increase in Net Assets Resulting from Operations ...................                          $  35,493,287
                                                                                                                       =============
====================================================================================================================================

                     See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

MERRILL LYNCH                                                                                       For the         For the Period
INTERNATIONAL                                                                                      Year Ended      April 9, 1997+ to
INDEX SERIES         Increase (Decrease) in Net Assets:                                           Dec. 31, 1998      Dec. 31, 1997
====================================================================================================================================
Operations:          Investment income -- net ...............................................      $  2,151,038        $   1,808,888
                     Realized gain on investments and foreign currency transactions -- net ..        11,405,413            1,690,155
                     Change in unrealized appreciation/depreciation on investments and
                       foreign currency transactions -- net .................................        21,936,836              416,607
                                                                                                   ------------        -------------
                     Net increase in net assets resulting from operations ...................        35,493,287            3,915,650
                                                                                                   ------------        -------------
====================================================================================================================================
Net Capital          Increase (decrease) in net assets derived from net capital contributions       (27,390,852)         139,502,150
Contributions:                                                                                     ------------        -------------
====================================================================================================================================
Net Assets:          Total increase in net assets ...........................................         8,102,435          143,417,800
                     Beginning of period ....................................................       143,417,800                   --
                                                                                                   ------------        -------------
                     End of period ..........................................................      $151,520,235        $ 143,417,800
                                                                                                   ============        =============
====================================================================================================================================

                   + Commencement of operations.

                     See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

MERRILL LYNCH                                                                                        For the        For the Period
INTERNATIONAL        The following ratios have been derived from                                    Year Ended     April 9, 1997+ to
INDEX SERIES         information provided in the financial statements.                             Dec. 31, 1998     Dec. 31, 1997
====================================================================================================================================
Ratios to Average    Expenses, net of reimbursement .........................................               .26%               .33%*
Net Assets:                                                                                        ============        ===========
                     Expenses ...............................................................               .33%               .36%*
                                                                                                   ============        ===========
                     Investment income -- net ...............................................              1.66%              1.99%*
                                                                                                   ============        ===========
====================================================================================================================================
Supplemental         Net assets, end of period (in thousands) ...............................      $    151,520        $   143,418
Data:                                                                                              ============        ===========
                     Portfolio turnover .....................................................             34.63%             14.79%
                                                                                                   ============        ===========
====================================================================================================================================

                   + Commencement of operations.
                   * Annualized.

                     See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

MERRILL LYNCH
INTERNATIONAL
INDEX SERIES

1. Significant Accounting Policies:

Merrill Lynch International Index Series (the "Series") is part of Merrill Lynch Index Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940 and is organized as a Delaware business trust. The Series' financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management accruals and estimates. The following is a summary of significant accounting policies followed by the Series.

(a) Valuation of investments -- Portfolio securities which are traded on stock exchanges are valued at the last sale price as of the close of business on the day the securities are being valued or, lacking any sales, at the closing bid price. Securities traded in the over-the-counter market are valued at the last quoted bid price at the close of trading on the New York Stock Exchange on each day by brokers that make markets in the securities. Securities traded in the NASDAQ National Market System are valued at the last sale price prior to the time of valuation. Portfolio securities which are traded both in the


                                    20 & 21

                       Merrill Lynch International Index Fund, December 31, 1998

NOTES TO FINANCIAL STATEMENTS (concluded)

MERRILL LYNCH
INTERNATIONAL
INDEX SERIES

over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Short-term securities are valued at amortized cost, which approximates market value. Other investments, including futures contracts and related options, are stated at market value. Securities and assets for which market quotations are not readily available are valued at fair market value, as determined in good faith by or under the direction of the Trust's Board of Trustees.

(b) Derivative financial instruments -- The Series may engage in various portfolio investment techniques to provide liquidity, or in connection with the Series' arbitrage strategies. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Financial futures contracts -- The Series may purchase or sell financial futures contracts and options on such futures contracts as a proxy for a direct investment in securities underlying the Series' index. Upon entering into a contract, the Series deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Series as unrealized gains or losses. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

o Options -- The Series is authorized to purchase and write call and put options. When the Series writes an option, an amount equal to the premium received by the Series is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Series enters into a closing transaction), the Series realizes a gain or loss on the option to the extent of the premiums received or paid (or a gain or loss to the extent that the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.

o Forward foreign exchange contracts -- The Series is authorized to enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. Such contracts are not entered on the Series' records. However, the effect on operations is recorded from the date the Series enters into such contracts.

o Foreign currency options and futures -- The Series may also purchase or sell listed or over-the-counter foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-US dollar denominated securities owned by the Series, sold by the Series but not yet delivered, or committed or anticipated to be purchased by the Series.

(c) Foreign currency transactions -- Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into US dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments.

(d) Income taxes -- The Series is classified as a partnership for Federal income tax purposes. As a partnership for Federal income tax purposes, the Series will not incur Federal income tax liability. Items of partnership income, gain, loss and deduction will pass through to investors as partners in the Series. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends, and capital gains at various rates.

(e) Security transactions and investment income-Security transactions are accounted for on the date the securities are purchased or sold (the trade dates). Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Series has determined the ex-dividend date. Interest income (including amortization of discount) is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

(f) Deferred organization expenses -- Deferred organization expenses are charged to expense on a straight-line basis over a period not exceeding five years.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Trust has entered into an Investment Advisory Agreement with Merrill Lynch Asset Management, L.P. ("MLAM"). The general partner of MLAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

MLAM is responsible for the management of the Series' portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays a monthly fee at an annual rate of 0.11% of the average daily value of the Series' net assets. For the year ended December 31, 1998, MLAM earned fees of $142,489, of which $87,182 was voluntarily waived.

Accounting services are provided to the Series by MLAM at cost.

Certain officers and/or trustees of the Series are officers and/or directors of MLAM, PSI, and/or ML & Co.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the year ended December 31, 1998 were $42,102,483 and $53,958,132, respectively.

Net realized gains (losses) for the year ended December 31, 1998 and net unrealized gains as of December 31, 1998 were as follows:

--------------------------------------------------------------------------------
                                                   Realized           Unrealized
                                                Gains (Losses)          Gains
--------------------------------------------------------------------------------
Investments:
  Long-term ..............................       $  7,771,598        $22,091,871
  Short-term .............................               (131)                --
  Financial futures contracts ............          3,739,014            232,903
                                                 ------------        -----------
Total investments ........................         11,510,481         22,324,774
                                                 ------------        -----------
Currency transactions:
  Foreign currency transactions ..........            360,759             14,906
  Forward foreign exchange contracts .....           (465,827)            13,763
                                                 ------------        -----------
Total currency transactions ..............           (105,068)            28,669
                                                 ------------        -----------
Total ....................................       $ 11,405,413        $22,353,443
                                                 ============        ===========
--------------------------------------------------------------------------------

As of December 31, 1998, net unrealized appreciation for Federal income tax purposes aggregated $21,930,260, of which $31,200,105 related to appreciated securities and $9,269,845 related to depreciated securities. At December 31, 1998, the aggregate cost of investments for Federal income tax purposes was $128,886,598.

INDEPENDENT AUDITORS' REPORT

The Board of Trustees and Investors,
Merrill Lynch Index Trust:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Merrill Lynch International Index Series (one of the series constituting Merrill Lynch Index Trust) as of December 31, 1998, the related statements of operations for the year then ended and changes in net assets and the financial highlights for the year then ended and the period April 9, 1997 (commencement of operations) to December 31, 1997. These financial statements and the financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1998 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Merrill Lynch International Index Series of Merrill Lynch Index Trust as of December 31, 1998, the results of its operations, the changes in its net assets, and the financial highlights for the respective stated periods in conformity with generally accepted accounting principles.


Deloitte & Touche LLP
Princeton, New Jersey
February 18, 1999


                                    22 & 23

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Merrill Lynch
Index Funds, Inc.
Box 9011
Princeton, NJ
08543-9011 Index 2 -- 12/98

[RECYCLE LOGO] Printed on post-consumer recycled paper